Inventories - Summary of components of inventories (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Classes of current inventories [abstract]
Merchandise and finished goods	¥ 53,682	¥ 79,209
Work in process	92,020	98,373
Raw materials and supplies	53,624	57,039
Total	¥ 199,326	¥ 234,621